Equity Activity (AOCI Table) (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
AOCI
Balance at the Beginning of the Period	$ (27,875)	$ (21,602)	$ (25,759)
Other comprehensive income before reclassifications	(3,252)	(7,822)	2,036
Amount reclassified from accumulated other comprehensive income	1,520	1,548	2,121
Total change for the period	(1,731)	(6,274)	4,157
Balance at the End of the Period	(29,607)	(27,875)	(21,602)
Net Unrealized Gains/(Losses) on Cash Flow Hedges
AOCI
Balance at the Beginning of the Period	392	(165)	(90)
Other comprehensive income before reclassifications	399	618	28
Amount reclassified from accumulated other comprehensive income	(691)	(60)	(103)
Total change for the period	(292)	557	(76)
Balance at the End of the Period	100	392	(165)
Foreign Currency Translation Adjustments
AOCI
Balance at the Beginning of the Period	(1,742)	332	1,733
Other comprehensive income before reclassifications	(1,721)	(2,074)	(1,401)
Amount reclassified from accumulated other comprehensive income	0	0	0
Total change for the period	(1,721)	(2,074)	(1,401)
Balance at the End of the Period	(3,463)	(1,742)	332
Net Change Retirement-Related Benefit Plans
AOCI
Balance at the Beginning of the Period	(26,509)	(21,767)	(27,406)
Other comprehensive income before reclassifications	(1,897)	(6,348)	3,409
Amount reclassified from accumulated other comprehensive income	2,158	1,605	2,229
Total change for the period	262	(4,742)	5,639
Balance at the End of the Period	(26,248)	(26,509)	(21,767)
Net Unrealized Gains/(Losses) on Available-For-Sale Securities
AOCI
Balance at the Beginning of the Period	(15)	(1)	4
Other comprehensive income before reclassifications	(33)	(18)	0
Amount reclassified from accumulated other comprehensive income	53	3	(5)
Total change for the period	20	(15)	(5)
Balance at the End of the Period	$ 5	$ (15)	$ (1)